CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement of comprehensive income [abstract]
Net loss	$ (350,654)	$ (637,621)	$ (113,432)
Items that will not be reclassified to profit or loss in subsequent periods:
Net change in unrealized gain on investments classified at fair value through other comprehensive income	41,255	38,662	0
Income tax effect	(9,380)	(8,813)	0
Other comprehensive income for items that will not be reclassified to profit or loss, net of tax	31,875	29,849	0
Items that will be reclassified to profit or loss in subsequent periods:
Foreign currency translation adjustment	(613)	(35)	118
Net change in unrealized gain (loss) on investments classified at fair value through other comprehensive income	5,053	1,340	(586)
Net gains (losses) on derivative instruments	16,711	1,539	(8,341)
Income tax effect	(8,961)	(553)	2,502
Other comprehensive income (loss) after tax that will be reclassified to profit or loss in subsequent periods	12,190	2,291	(6,307)
Other comprehensive income (loss), net of tax	44,065	32,140	(6,307)
Total comprehensive loss, net of tax	$ (306,589)	$ (605,481)	$ (119,739)